Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 2,578	$ 1,193	$ 1,841
Deferred consideration relating to the disposals, receivable within one year	112	141	191
Deferred consideration relating to the disposals, receivable after one year	244	217	194
Contingent consideration receivable relating to disposals	190	1,694	1,896
Gains on sale of businesses and fixed assets	678	369	3,866
Losses on sale of businesses and fixed assets, and closures	1,806	156	12,181
Impairment losses	5,633	5,747	20,635
Reversal of impairment loss	444	46	2,294
Earnings from associates – after interest and tax	1,084	831	1,402
Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Earnings from associates – after interest and tax	$ 0	0	528
Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	15.90%
Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 2,578	1,193	$ 1,841
Discontinued operations [member] | Sunrise Oil Sands
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture			50.00%
Egypt
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	594
Alaska
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	1,331
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	252
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	297	19	$ 45
Losses on sale of businesses and fixed assets, and closures	303	9	0
Impairment losses	2,793	2,213	745
Reversal of impairment loss	44	1	1,333
Recoverable amount of asset or cash-generating unit	3,423	4,811	9,609
gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,495	1,434	729
gas & low carbon energy | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		565
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	144	297	3,446
Losses on sale of businesses and fixed assets, and closures	19	5	921
Impairment losses	1,155	1,840	4,480
Reversal of impairment loss	384	26	893
Recoverable amount of asset or cash-generating unit	8,705	14,072	7,831
oil production & operations | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			904
oil production & operations | Pan American Energy Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			2,900
oil production & operations | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			$ 479
oil production & operations | Discontinued operations [member] | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate			12.00%
oil production & operations | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,035	852
Reversal of impairment loss			$ 643
oil production & operations | RUSSIAN FEDERATION
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			1,043
customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	190	44	374
Losses on sale of businesses and fixed assets, and closures	1,457	143	177
Impairment losses	1,661	1,614	1,874
Reversal of impairment loss	1	0	68
Recoverable amount of asset or cash-generating unit	1,659	327	1,648
other businesses & corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	47	9	1
Losses on sale of businesses and fixed assets, and closures	27	(1)	11,083
Impairment losses	24	80	13,536
Reversal of impairment loss	15	19	0
other businesses & corporate | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			11,082
Impairment losses			13,479
Earnings from associates – after interest and tax			528
other businesses & corporate | Reserve of exchange differences on translation [member] | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			10,372
other businesses & corporate | Reserve of cash flow hedges [member] | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			651
other businesses & corporate | Equity attributable to owners of parent [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			59
other businesses & corporate | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit			0
Angola | oil production & operations | Angola
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			1,932
Rumaila [Member] | oil production & operations | Iraq
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			349
Swiss retail [Member] | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			268
Trinidad and Tobago | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss			1,331
BPX Energy [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		802
Gelsenkirchen refinery | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	807	$ 1,336	$ 1,366
Türkiye ground fuels | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	$ 1,132